Employee Benefit Expenses	6 Months Ended
Jun. 30, 2022
Classes Of Employee Benefits Expense [Abstract]
Employee Benefit Expenses

6. Employee Benefit Expenses

	Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000
Wages, salaries and bonuses	17,998	44,678
Share-based compensation expenses (Note 18)	19,423	27,894
Welfare expenses	2,641	6,388
Housing funds	573	890
	40,635	79,850

Employee benefit expenses were charged in the following line items in the interim condensed consolidated statements of loss:

	Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000
Research and development expenses	22,999	45,492
Administrative expenses	17,636	34,358
	40,635	79,850